Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP") in the United States of America and include the accounts of the Company and all of its subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of consolidated financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuations, asset impairment, stock-based compensation and loss contingencies. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgements about the other sources. The actual results experienced by the Company may
differ materially and adversely from the Company's estimates. To the extent there are material differences between estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents includes cash in banks, money market funds, and certificates of term deposits with maturities of less than three
months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value. The Company had
$13.4
million in cash at
December
31,
2016.

Investment, Policy [Policy Text Block]
Long-term investments

Long-term investments in companies in which the Company has voting interests of
20%
to
50%
or where the Company has the ability to exercise significant influence, are accounted for using the equity method. Under this method, the Company's share of the investees' earnings and losses is included in operations and its investments therein are adjusted by a like amount. Dividends received are credited to the long-term investment accounts.

Property, Plant and Equipment, Policy [Policy Text Block]
Equipment

Equipment, consisting of office, computer, field equipment and buildings, is recorded at cost less accumulated depreciation. Depreciation is recorded on a declining balance basis at rates ranging from
20%
to
30%
per annum.

Mineral Property Interests, Policy [Policy Text Block]
Mineral property interests

Costs of exploration and costs of carrying and retaining unproven properties are expensed as incurred. The Company considers mineral rights to be tangible assets and accordingly, the Company capitalizes certain costs related to the acquisition of mineral rights.

Asset Retirement Obligations, Policy [Policy Text Block]
Asset retirement obligation

The Company records the fair value of the liability for closure and removal costs associated with the legal obligations upon retirement or removal of any tangible long-lived assets where the initial recognition of any liability will be capitalized as part of the asset cost and depreciated over its estimated useful life. To date, the Company has not incurred any significant asset retirement obligations.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

Long-lived assets are continually reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the discounted carrying amount of the assets exceeds the fair value of the assets.

Share-based Compensation, Option and Incentive Plans, Director Policy [Policy Text Block]
Stock-based compensation

The Company applies the fair value method of accounting for all stock option awards, whereby the Company recognizes a compensation expense for all stock options awarded to employees, officers and consultants based on the fair value of the options on the date of grant, which is determined using the Black Scholes option pricing model. The options are expensed over the vesting period of the options.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial instruments

The Company classifies financial assets and liabilities as held-for-trading, available-for-sale, held-to-maturity, loans and receivables or other financial liabilities depending on their nature. Financial assets and financial liabilities are recognized at fair value on their initial recognition, except for those arising from certain related party transactions which are accounted for at the transferor's carrying amount or exchange amount.

Financial assets and liabilities classified as held-for-trading are measured at fair value, with gains and losses recognized in net income. Financial assets classified as held-to-maturity, loans and receivables, and financial liabilities other than those classified as held-for-trading are measured at amortized cost, using the effective interest method of amortization. Financial assets classified as available-for-sale are measured at fair value, with unrealized gains and losses being recognized as other comprehensive income until realized, or if an unrealized loss is considered other than temporary, the unrealized loss is recorded in income.

The Company classifies its financial instruments as follows:

Cash and cash equivalents is classified as held for trading, and is measured at fair value using Level
1
inputs. Receivables are classified as loans and receivables, and have a fair value approximating their carrying value, due to their short-term nature. The Company's other financial instruments, accounts payable, and loans payable are classified as other financial liabilities, and are measured at amortized cost.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company follows the asset and liability method of accounting for income taxes whereby deferred income taxes are recognized for the deferred income tax consequences attributable to differences between the financial statement carrying values of existing assets and liabilities and their respective income tax bases (temporary differences). Deferred income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is included in income in the period in which the change occurs. The amount of deferred income tax assets recognized is limited to the amount that is more likely than not to be realized.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional currency of Entrée Gold Inc. is the Canadian dollar. Accordingly, monetary assets and liabilities denominated in a foreign currency are translated at the exchange rate in effect at the balance sheet date while non-monetary assets and liabilities denominated in a foreign currency are translated at historical rates. Revenue and expense items denominated in a foreign currency are translated at exchange rates prevailing when such items are recognized in the statement of operations and comprehensive loss. Exchange gains or losses arising on translation of foreign currency items are included in the statement of operations and comprehensive loss. The functional currency of Entrée Gold Inc.'s significant subsidiaries is the United States dollar. Upon translation into Canadian dollars for consolidation, monetary assets and liabilities are translated at the exchange rate in effect at the balance sheet date while non-monetary assets and liabilities are translated at historical rates. Revenue and expense items are translated at exchange rates prevailing when such items are recognized in the statement of operations and comprehensive loss. Exchange gains or losses arising on translation of foreign currency items are included in the statement of operations and comprehensive loss.

The Company follows the current rate method of translation with respect to its presentation of these consolidated financial statements in the reporting currency, which is the United States dollar. Accordingly, assets and liabilities are translated into United States dollars at the period-end exchange rates while revenue and expenses are translated at the prevailing exchange rates during the period. Related exchange gains and losses are included in a separate component of stockholders' equity as accumulated other comprehensive income.

Earnings Per Share, Policy [Policy Text Block]
Net loss per share

Basic net loss per share is computed by dividing the net loss for the period attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share takes into consideration shares of common stock outstanding (computed under basic loss per share) and potentially dilutive shares of common stock. Diluted net loss per share is not presented separately from basic net loss per share as the conversion of outstanding stock options and warrants into common shares would be anti-dilutive. At
December
31,
2016,
the total number of potentially dilutive shares of common stock excluded from basic net loss per share was
12,010,000
(December
31,
2015
-
13,208,000;
December
31,
2014
-
13,779,000).

Comparative Figures, Policy [Policy Text Block]	Comparative figures Certain comparative figures have been reclassified to conform to the current year's presentation.
New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

In
January
2016,
the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU)
2016
-
01,
"Financial Instruments - Overall (Subtopic
825
-
10):
Recognition and Measurement of Financial Assets and Financial Liabilities". The amendments in ASU
2016
-
01
address certain aspects of recognition, measurement, presentation and disclosure of financial instruments. ASU
2016
-
09
is effective for fiscal years beginning after
December
15,
2017
including interim periods within those years. The Company's financial instruments generally consist of cash and cash equivalents, receivables, deposits, accounts payable and accrued liabilities and loans payable. The fair value of these instruments approximates their carrying values. Accordingly, the Company expects the adoption of ASU
2016
-
01
will not have a material impact on the Company's financial reporting and disclosures.

In
March
2016,
the FASB issued ASU
2016
-
07,
"Investments - Equity Method and Joint Ventures (Topic
323):
Simplifying the Transition to the Equity Method of Accounting". The amendments in ASU
2016
-
07
simplify the transition to the equity method of accounting including eliminating the requirement to retroactively adopt the equity method. ASU-
07
is effective for years beginning after
December
15,
2016
and interim periods within those years. The Company is currently reporting its interest in a joint venture as an equity investment and it does not expect the adoption of ASU
2016
-
07
to have an impact on the Company's financial reporting and disclosures.